Other Assets-Other/Other Liabilities (Schedule Of Changes In Goodwill Within Other Assets-Other) (Details) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012		Mar. 31, 2011
Balance at beginning of year	¥ 70,223	[1]	¥ 79,818	[1]
Increases due to business combinations	4,898	[2]
Other	(1,087)	[3]	(9,595)	[3]
Balance at end of year	74,034	[1]	70,223	[1]
Currency translation adjustments, decrease amount	(1,083)		(7,276)
Wholesale [Member]
Balance at end of year	¥ 68,718		¥ 69,800

[1]	The amounts attributable to Nomura Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.
[2]	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.
[3]	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.